Taxation (Tables)	6 Months Ended
Jun. 30, 2023
Income taxes paid (refund) [abstract]
Summary of Tax Effects of Components of Other Comprehensive Income
Tax effects of components of other comprehensive income were as follows:

	First half
	2023			2022
€ million	Before tax	Tax (charge)/credit	After tax	Before tax	Tax (charge)/credit	After tax
Gains/(losses) on:
Equity instruments at fair value through other comprehensive income	(34)	–	(34)	49	3	52
Cash flow hedges	(20)	(2)	(22)	26	25	51
Remeasurements of defined benefit pension plans	(90)	43	(47)	2,037	(574)	1,463
Currency retranslation gains/(losses)	(535)	(20)	(555)	1,317	(8)	1,309
Other comprehensive income	(679)	21	(658)	3,429	(554)	2,875